SEGMENT REPORTING	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 3 – SEGMENT REPORTING

By assessing the qualitative and quantitative criteria established by ASC Topic 280, “Segment Reporting”, the Company considers itself to be operating in two reportable segments which comprise of marketing services and social commerce. The Company defines its segments as those operations whose results the CODM regularly reviews to analyze performance and allocate resources.

The marketing services operating segment reflects the Company’s business of marketing services from clients and social media platforms. The social commerce operating segment reflects the Company’s business of social commerce from customers.

The following tables present the results of operations and the financial position of the Company’s operating segments as of and during the six months ended June 30, 2026 and 2025:

Results of Operations

For the six months ended June 30, 2026

	Marketing services	Social commerce	Corporate and others	Total

Revenues, net	$3,357,924	$—	$—	$3,357,924
Cost of revenues	(2,365,517)	—	—	(2,365,517)
Marketing expenses	(5,096)	—	—	(5,096)
General and administrative expenses	(755,207)	—	(376,395)	(1,131,602)
Total other (expenses) incomes, net	(9,833)	—	(100,089)	(109,922)

(Loss) income before income taxes	222,271	—	(476,484)	(254,213)
Provision for income taxes	—	—	—	—

Net Income (loss)	$222,271	$—	$(476,484)	$(254,213)

Financial Position

As of June 30, 2026

	Marketing services	Social commerce	Corporate and others	Total

Current assets	1,820,856	—	5,580,772	7,403,428
Non-current assets	203,829	—	1,423,274	1,627,103
Total assets	2,024,685	—	7,004,046	9,030,531

Current liabilities	(2,379,034)	—	(2,628,507)	(5,007,541)
Non-current liabilities	(123,697)	—	—	(123,697)
Total liabilities	(2,502,731)	—	(2,628,507)	(5,131,238)

Net (liabilities) assets	(478,046)	—	4,375,539	3,899,293

Results of Operations

For the six months ended June 30, 2025

	Marketing services	Social commerce	Corporate and others	Total

Revenues, net	3,259,037	—	—	3,259,037
Cost of revenues	(2,374,817)	—	—	(2,374,817)
Marketing expenses	(87,390)	—	(869,947)	(957,337)
General and administrative expenses	(985,957)	—	(3,155,801)	(4,141,758)
Total other expenses, net	(57,418)	—	(172,226)	(229,644)

Loss before income taxes	(246,545)	—	(4,197,974)	(4,444,519)
Provision for income taxes	—	—	—	—

Net Income (loss)	(246,545)	—	(4,197,974)	(4,444,519)

Financial Position

As of December 31, 2025

	Marketing services	Social commerce	Corporate and others	Total

Current assets	2,003,979	—	5,384,156	7,388,135
Non-current assets	231,429	—	1,713,140	1,944,569
Total assets	2,235,408	—	7,097,296	9,332,704

Current liabilities	(2,800,558)	—	(2,239,183)	(5,039,741)
Non-current liabilities	(155,567)	—	—	(155,567)
Total liabilities	(2,956,125)	—	(2,239,183)	(5,195,308)

Net assets	(720,717)	—	4,858,113	4,137,396

Geographical information

	Six months ended June 30
Revenue from customers:	2026	2025
HK SAR	$1,039,919	$1,730,032
Taiwan	2,208,184	1,529,005
Macau	109,821	—
Total	$3,357,924	$3,259,037

The revenue information above is based on the locations where the revenue originated.

Substantially all of the Company’s operating activities, including management, sales and marketing operations, are primarily conducted in Hong Kong SAR. As of June 30, 2026, the Company’s long-lived assets (property and equipment, right-of-use assets and intangible assets) by geographic location are: Taiwan $203,483; Hong Kong SAR $346; Total $203,829. Long-lived assets are physically concentrated in Taiwan, whereas primary business-management operations are based in Hong Kong SAR.